White Oak Select Growth Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 99.73%	Shares	Fair Value
COMMUNICATION SERVICES - 13.53%
Interactive Media & Services - 13.53%
Alphabet, Inc. - Class A(a)	12,680	$18,167,650
Alphabet, Inc. - Class C(a)	14,695	21,076,010
Facebook, Inc. - Class A(a)(b)	40,600	8,197,546
		47,441,206
CONSUMER DISCRETIONARY - 12.96%
Internet & Direct Marketing Retail - 9.00%
Amazon.com, Inc.(a)	15,705	31,546,948

Specialty Retail - 3.96%
Lowe's Companies, Inc.	119,390	13,877,893

CONSUMER STAPLES - 3.89%
Beverages - 3.89%
PepsiCo, Inc.	95,965	13,628,949

FINANCIALS - 18.32%
Capital Markets - 9.21%
Charles Schwab Corporation (The)(b)	439,100	20,001,005
State Street Corporation	162,200	12,267,186
		32,268,191
Commercial Banks - 4.49%
CIT Group, Inc.	65,000	2,971,150
U.S. Bancorp	240,177	12,782,220
		15,753,370
Diversified Financial Services - 0.64%
JPMorgan Chase & Company	17,000	2,250,120

Insurance - 3.98%
Chubb Ltd.	91,890	13,966,361

HEALTH CARE - 26.80%
Biotechnology - 8.17%
Amgen, Inc.	82,460	17,815,483

White Oak Select Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.73% (Continued)	Shares	Fair Value
HEALTH CARE - 26.80% (Continued)
Biotechnology - 8.17% (Continued)
Gilead Sciences, Inc.	171,385	$10,831,532
		28,647,015
Health Care Equipment & Supplies - 5.64%
Alcon, Inc.(a)(b)	178,972	10,548,610
Zimmer Biomet Holdings, Inc.	62,390	9,227,481
		19,776,091
Health Care Providers & Services - 4.64%
Cigna Corporation	45,606	8,773,682
Laboratory Corporation of America Holdings(a)	42,770	7,501,858
		16,275,540
Pharmaceuticals - 8.35%
Novartis AG - ADR	160,990	15,215,165
Pfizer, Inc.	377,000	14,039,480
		29,254,645
INFORMATION TECHNOLOGY - 24.23%
Communications Equipment - 9.40%
Cisco Systems, Inc.	490,000	22,525,300
QUALCOMM, Inc.	122,300	10,433,413
		32,958,713
Internet Software & Services - 1.62%
Salesforce.com, Inc.(a)	31,100	5,669,841

IT Services - 5.20%
Cognizant Technology Solutions Corporation - Class A(b)	149,700	9,188,586
International Business Machines Corporation (IBM)	62,900	9,040,617
		18,229,203
Semiconductors & Semiconductor Equipment - 8.01%
KLA Corporation	80,425	13,329,640
Xilinx, Inc.	174,905	14,775,974
		28,105,614

TOTAL COMMON STOCKS (Cost $230,407,884)		349,649,700

White Oak Select Growth Fund

Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 6.93%	Shares or Principal ($)	Fair Value
MONEY MARKET FUNDS - 0.33%
Fidelity Investments Money Market Government Portfolio - Class I, 1.46% (c)	1,155,484	$1,155,484

REPURCHASE AGREEMENTS - 0.07%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $198,048 and a collateral value of $235,302.	230,684	230,684

COLLATERAL FOR SECURITIES LOANED - 6.53%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	22,910,917	22,910,917

TOTAL SHORT-TERM INVESTMENTS (Cost $24,297,085)		24,297,085

TOTAL INVESTMENTS- 106.66% (Cost $254,704,969)		373,946,785

Liabilities in Excess of Other Assets - (6.66)%		(23,345,593)

NET ASSETS - 100.00%		$350,601,192

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $21,646,076.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 99.32%	Shares	Fair Value
COMMUNICATION SERVICES - 13.87%
Interactive Media & Services - 13.87%
Alphabet, Inc. - Class A(a)	4,030	$5,774,103
Alphabet, Inc. - Class C(a)(b)	12,089	17,338,407
IAC/InterActiveCorp(a)(b)	34,956	8,514,932
		31,627,442
CONSUMER DISCRETIONARY - 11.43%
Auto Components - 3.82%
Gentex Corporation	292,500	8,707,725

Internet & Direct Marketing Retail - 7.61%
Amazon.com, Inc.(a)	5,120	10,284,646
eBay, Inc.	210,500	7,064,380
		17,349,026
CONSUMER STAPLES - 4.41%
Beverages - 4.41%
PepsiCo, Inc.	70,830	10,059,277

ENERGY - 5.59%
Oil, Gas & Consumable Fuels - 5.59%
Royal Dutch Shell plc - Class A - ADR(b)	74,800	3,900,820
Valero Energy Corporation	104,965	8,849,599
		12,750,419
FINANCIALS - 24.87%
Capital Markets - 9.43%
Bank of New York Mellon Corporation (The)	220,745	9,884,961
Charles Schwab Corporation (The)(b)	255,351	11,631,238
		21,516,199
Commercial Banks - 2.17%
Wells Fargo & Company	105,400	4,947,476

Consumer Finance - 6.44%
Capital One Financial Corporation	98,400	9,820,320
Synchrony Financial	150,300	4,871,223
		14,691,543

Pin Oak Equity Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.32% (Continued)	Shares	Fair Value
FINANCIALS - 24.87% (Continued)
Insurance - 6.83%
Assurant, Inc.	38,900	$5,078,784
Everest Re Group Ltd.	10,600	2,931,642
Travelers Companies, Inc. (The)	57,400	7,554,988
		15,565,414
HEALTH CARE - 21.29%
Biotechnology - 3.62%
Amgen, Inc.	18,500	3,996,925
Biogen, Inc.(a)	7,100	1,908,835
Gilead Sciences, Inc.	37,085	2,343,772
		8,249,532
Health Care Equipment & Supplies - 2.52%
Medtronic plc	49,845	5,754,107

Health Care Providers & Services - 3.50%
McKesson Corporation	36,500	5,205,265
Quest Diagnostics, Inc.	25,000	2,766,750
		7,972,015
Life Sciences Tools & Services - 3.01%
Illumina, Inc.(a)	23,675	6,867,407

Pharmaceuticals - 8.64%
GlaxoSmithKline plc - ADR	262,800	12,299,040
Roche Holding AG - ADR	177,000	7,398,600
		19,697,640
INFORMATION TECHNOLOGY - 17.86%
IT Services - 9.25%
Amdocs Ltd.	81,587	5,870,184
Paychex, Inc.(b)	113,649	9,747,675
Western Union Company (The)(b)	203,000	5,460,700
		21,078,559
Semiconductors & Semiconductor Equipment - 8.61%
KLA Corporation	71,460	11,843,781

Pin Oak Equity Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.32% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 17.86% (Continued)
Semiconductors & Semiconductor Equipment - 8.61% (Continued)
Xilinx, Inc.	92,300	$7,797,504
		19,641,285

TOTAL COMMON STOCKS (Cost $152,791,145)		226,475,066

SHORT-TERM INVESTMENTS - 15.04%
REPURCHASE AGREEMENTS - 1.00%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $1,949,566 and a collateral value of $2,316,290.	2,270,831	2,270,831

COLLATERAL FOR SECURITIES LOANED - 14.04%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	32,008,754	32,008,754

TOTAL SHORT-TERM INVESTMENTS (Cost $34,279,585)		34,279,585

TOTAL INVESTMENTS- 114.36% (Cost $187,070,730)		260,754,651

Liabilities in Excess of Other Assets - (14.36)%		(32,737,407)

NET ASSETS - 100.00%		$228,017,244

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $30,454,633.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 98.07%	Shares	Fair Value
COMMUNICATION SERVICES - 6.02%
Interactive Media & Services - 6.02%
Alphabet, Inc. - Class C(a)(b)	220	$315,531
Tencent Holdings Ltd. - ADR	7,205	345,191
		660,722
CONSUMER DISCRETIONARY - 15.85%
Auto Components - 2.24%
Gentex Corporation	8,275	246,347

Diversified Consumer Services - 4.85%
TAL Education Group - ADR(a)	10,675	532,682

Hotels, Restaurants & Leisure - 4.57%
Wyndham Destinations, Inc.(b)	3,845	186,598
Wyndham Hotels & Resorts, Inc.	5,505	314,721
		501,319
Internet & Direct Marketing Retail - 4.19%
Amazon.com, Inc.(a)	229	459,997

CONSUMER STAPLES - 3.74%
Beverages - 3.74%
Molson Coors Beverage Company - Class B(b)	7,385	410,458

ENERGY - 3.14%
Oil, Gas & Consumable Fuels - 3.14%
HollyFrontier Corporation	7,685	345,210

FINANCIALS - 11.30%
Consumer Finance - 3.96%
Capital One Financial Corporation	4,360	435,128

Insurance - 7.34%
Assurant, Inc.	1,830	238,925
Hartford Financial Services Group, Inc. (The)	9,565	567,013
		805,938

Rock Oak Core Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 98.07% (Continued)	Shares	Fair Value
HEALTH CARE - 18.26%
Biotechnology - 4.67%
Amgen, Inc.(b)	1,325	$286,266
Gilead Sciences, Inc.	3,591	226,951
		513,217
Health Care Providers & Services - 3.35%
Cardinal Health, Inc.(b)	2,330	119,319
Quest Diagnostics, Inc.	2,245	248,454
		367,773
Life Sciences Tools & Services - 3.70%
Illumina, Inc.(a)	1,400	406,098

Pharmaceuticals - 6.54%
Jazz Pharmaceuticals plc(a)(b)	3,655	523,945
Mylan N.V.(a)	9,060	194,065
		718,010
INDUSTRIALS - 3.48%
Machinery - 3.48%
Colfax Corporation(a)(b)	10,855	381,662

INFORMATION TECHNOLOGY - 36.28%
Communications Equipment - 6.95%
F5 Networks, Inc.(a)	2,820	344,379
Ubiquiti Networks, Inc.(b)	2,565	419,172
		763,551
Internet Software & Services - 2.66%
iQIYI, Inc. - ADR(a)(b)	13,155	292,567

IT Services - 6.75%
Amdocs Ltd.	2,475	178,076
Cognizant Technology Solutions Corporation - Class A(b)	7,160	439,481
DXC Technology Company	3,870	123,376
		740,933
Semiconductors & Semiconductor Equipment - 4.53%
KLA Corporation	3,000	497,220

Rock Oak Core Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 98.07% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 36.28% (Continued)
Software - 8.42%
Check Point Software Technologies Ltd.(a)(b)	4,515	$516,110
Citrix Systems, Inc.	1,625	196,982
RealPage, Inc.(a)(b)	3,625	211,519
		924,611
Technology Hardware, Storage & Peripherals - 6.97%
NetApp, Inc.(b)	5,805	309,987
Seagate Technology plc	7,998	455,806
		765,793

TOTAL COMMON STOCKS (Cost $8,233,422)		10,769,236

SHORT-TERM INVESTMENTS - 32.85%
REPURCHASE AGREEMENTS - 1.93%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $182,228 and a collateral value of $216,506.	212,257	212,257

COLLATERAL FOR SECURITIES LOANED - 30.92%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	3,395,619	3,395,619

TOTAL SHORT-TERM INVESTMENTS (Cost $3,607,876)		3,607,876

TOTAL INVESTMENTS- 130.92% (Cost $11,841,298)		14,377,112

Liabilities in Excess of Other Assets - (30.92)%		(3,395,661)

NET ASSETS - 100.00%		$10,981,451

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,260,415.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 98.31%	Shares	Fair Value
COMMUNICATION SERVICES - 0.91%
Interactive Media & Services - 0.91%
QuinStreet, Inc.(a)	9,100	$117,890

CONSUMER DISCRETIONARY - 7.95%
Diversified Consumer Services - 3.70%
Adtalem Global Education, Inc.(a)	7,030	242,606
American Public Education, Inc.(a)	10,000	238,300
		480,906
Hotels, Restaurants & Leisure - 1.47%
Wyndham Destinations, Inc.(b)	3,940	191,208

Specialty Retail - 2.78%
Aaron's, Inc.	6,070	360,315

CONSUMER STAPLES - 4.87%
Beverages - 4.87%
Boston Beer Company, Inc. (The) - Class A(a)	1,775	632,575

FINANCIALS - 16.21%
Banks - 3.67%
Atlantic Union Bancshares Corporation	7,005	235,998
International Bancshares Corporation	6,100	240,340
		476,338
Capital Markets - 3.89%
AllianceBernstein Holding, L.P.	9,935	325,371
Blucora, Inc.(a)	8,000	180,400
		505,771
Insurance - 5.38%
CNO Financial Group, Inc.	17,335	304,923
Selective Insurance Group, Inc.	5,960	394,850
		699,773
Thrifts & Mortgage Finance - 3.27%
Dime Community Bancshares, Inc.	21,870	424,497

River Oak Discovery Fund

Schedule of Investments (Continued)

COMMON STOCKS - 98.31% (Continued)	Shares	Fair Value
HEALTH CARE - 12.45%
Biotechnology - 6.41%
Eagle Pharmaceuticals, Inc.(a)(b)	7,725	$415,760
United Therapeutics Corporation(a)	4,275	417,539
		833,299
Health Care Providers & Services - 2.58%
Magellan Health, Inc.(a)	4,575	334,936

Health Care Technology - 1.13%
NextGen Healthcare, Inc.(a)	10,650	147,609

Pharmaceuticals - 2.33%
Innoviva, Inc.(a)	21,895	302,260

INDUSTRIALS - 5.66%
Machinery - 1.77%
Kadant, Inc.(b)	2,160	230,256

Professional Services - 3.89%
Barrett Business Services, Inc.	6,101	505,346

INFORMATION TECHNOLOGY - 47.28%
Electronic Equipment, Instruments & Components - 6.41%
Hollysys Automation Technologies Ltd.	15,500	231,105
KEMET Corporation	23,135	602,435
		833,540
IT Services - 4.05%
Perficient, Inc.(a)(b)	6,485	322,305
Perspecta, Inc.	7,290	204,630
		526,935
Semiconductors & Semiconductor Equipment - 30.74%
Advanced Energy Industries, Inc.(a)	8,570	599,386
Ambarella, Inc.(a)	6,000	354,840
Cirrus Logic, Inc.(a)	4,995	383,666
Cohu, Inc.	34,964	782,145
Diodes, Inc.(a)(b)	3,805	196,490
Kulicke & Soffa Industries, Inc.	25,285	654,629

River Oak Discovery Fund

Schedule of Investments (Continued)

COMMON STOCKS - 98.31% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 47.28% (Continued)
Semiconductors & Semiconductor Equipment - 30.74% (Continued)
Silicon Motion Technology Corporation - ADR	10,095	$463,259
SolarEdge Technologies, Inc.(a)	5,720	559,759
		3,994,174
Software - 6.08%
FireEye, Inc.(a)	23,005	367,620
Verint Systems, Inc.(a)	3,720	215,760
Workiva, Inc.(a)	4,530	206,070
		789,450
MATERIALS - 2.98%
Paper & Forest Products - 2.98%
Mercer International, Inc.	35,145	386,946

TOTAL COMMON STOCKS (Cost $9,580,871)		12,774,024

SHORT-TERM INVESTMENTS - 12.73%
REPURCHASE AGREEMENTS - 1.90%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $212,285 and a collateral value of $252,217.	247,267	247,267

COLLATERAL FOR SECURITIES LOANED - 10.83%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	1,407,273	1,407,273

TOTAL SHORT-TERM INVESTMENTS (Cost $1,654,540)		1,654,540

River Oak Discovery Fund

Schedule of Investments (Continued)

Fair Value
TOTAL INVESTMENTS- 111.04% (Cost $11,235,411)	$14,428,564

Liabilities in Excess of Other Assets - (11.04)%	(1,434,337)

NET ASSETS - 100.00%	$12,994,227

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,342,290.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 99.97%	Shares	Fair Value
COMMUNICATION SERVICES - 15.58%
Interactive Media & Services - 15.58%
Alphabet, Inc. - Class A(a)	18,300	$26,219,874
Alphabet, Inc. - Class C(a)	23,276	33,383,138
Facebook, Inc. - Class A(a)	143,225	28,918,560
IAC/InterActiveCorp(a)	58,885	14,343,797
		102,865,369
CONSUMER DISCRETIONARY - 6.40%
Internet & Direct Marketing Retail - 6.40%
Amazon.com, Inc.(a)	15,400	30,934,288
eBay, Inc.	336,300	11,286,228
		42,220,516
INFORMATION TECHNOLOGY - 77.99%
Communications Equipment - 7.95%
Cisco Systems, Inc.	598,000	27,490,060
Juniper Networks, Inc.	497,000	11,401,180
QUALCOMM, Inc.	159,000	13,564,290
		52,455,530
Electronic Equipment, Instruments & Components - 0.99%
Corning, Inc.(b)	245,000	6,539,050

IT Services - 12.83%
Accenture plc - Class A	101,275	20,782,643
Akamai Technologies, Inc.(a)(b)	121,200	11,314,020
Global Payments, Inc.	128,157	25,048,285
International Business Machines Corporation	80,900	11,627,757
Visa, Inc. - Class A(b)	80,000	15,917,600
		84,690,305
Semiconductors & Semiconductor Equipment - 17.79%
Intel Corporation	557,800	35,660,154
KLA Corporation	187,400	31,059,676
NXP Semiconductors N.V.	133,550	16,942,153
Skyworks Solutions, Inc.	150,630	17,043,785
Xilinx, Inc.	197,800	16,710,144
		117,415,912

Red Oak Technology Select Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.97% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 77.99% (Continued)
Software - 22.07%
Check Point Software Technologies Ltd.(a)(b)	169,700	$19,398,407
Citrix Systems, Inc.	129,280	15,671,322
Microsoft Corporation	280,200	47,698,446
Oracle Corporation	439,641	23,059,170
Synopsys, Inc.(a)	129,000	19,028,790
VMware, Inc. - Class A(a)(b)	140,600	20,817,236
		145,673,371
Technology Hardware, Storage & Peripherals - 16.36%
Apple, Inc.	133,720	41,387,677
Dell Technologies, Inc. - Class C(a)	4,960	241,899
Hewlett Packard Enterprise Company	481,500	6,707,295
HP, Inc.	480,500	10,244,260
NetApp, Inc.(b)	321,700	17,178,780
Seagate Technology plc	329,400	18,772,506
Western Digital Corporation	204,600	13,401,300
		107,933,717

TOTAL COMMON STOCKS (Cost $383,015,417)		659,793,770

SHORT-TERM INVESTMENTS - 11.08%
REPURCHASE AGREEMENTS - 0.03%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $173,418 and a collateral value of $206,039.	201,995	201,995

COLLATERAL FOR SECURITIES LOANED - 11.05%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	72,893,372	72,893,372

TOTAL SHORT-TERM INVESTMENTS (Cost $73,095,367)		73,095,367

Red Oak Technology Select Fund

Schedule of Investments (Continued)

	Shares	Fair Value
TOTAL INVESTMENTS- 111.05% (Cost $456,110,784)		$732,889,137

Liabilities in Excess of Other Assets - (11.05)%		(72,952,339)

NET ASSETS - 100.00%		$659,936,798

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $69,657,358.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 97.70%	Shares	Fair Value
COMMUNICATION SERVICES - 7.20%
Interactive Media & Services - 7.20%
Facebook, Inc. - Class A(a)	5,525	$1,115,553
QuinStreet, Inc.(a)	20,935	271,213
Tencent Holdings Ltd. - ADR(b)	32,245	1,544,858
		2,931,624
FINANCIALS - 1.18%
Capital Markets - 1.18%
Blucora, Inc.(a)	21,315	480,653

HEALTH CARE - 4.80%
Health Care Technology - 1.50%
NextGen Healthcare, Inc.(a)	43,900	608,454

Life Sciences Tools & Services - 3.30%
Illumina, Inc.(a)	4,635	1,344,474

INFORMATION TECHNOLOGY - 84.52%
Communications Equipment - 9.98%
F5 Networks, Inc.(a)	7,705	940,935
Palo Alto Networks, Inc.(a)	5,100	1,197,378
QUALCOMM, Inc.	10,844	925,102
Ubiquiti Networks, Inc.(b)	6,120	1,000,130
		4,063,545
Electronic Equipment, Instruments & Components - 3.44%
KEMET Corporation(b)	20,000	520,800
SYNNEX Corporation(b)	6,380	878,909
		1,399,709
Internet Software & Services - 4.48%
iQIYI, Inc. - ADR(a)(b)	26,150	581,576
Salesforce.com, Inc.(a)	6,800	1,239,708
		1,821,284
IT Services - 11.77%
Cognizant Technology Solutions Corporation - Class A	9,600	589,248
DXC Technology Company	16,765	534,468

Black Oak Emerging Technology Fund

Schedule of Investments (Continued)

COMMON STOCKS - 97.70% (Continued)	Shares	Fair Value
INFORMATION TECHNOLOGY - 84.52% (Continued)
IT Services - 11.77% (Continued)
Jack Henry & Associates, Inc.	5,070	$758,168
PayPal Holdings, Inc.(a)	7,250	825,703
Perficient, Inc.(a)(b)	24,185	1,201,994
Perspecta, Inc.	13,630	382,594
Science Applications International Corporation(b)	5,665	497,217
		4,789,392
Semiconductors & Semiconductor Equipment - 29.62%
Advanced Energy Industries, Inc.(a)	13,560	948,386
Ambarella, Inc.(a)	18,000	1,064,520
Cirrus Logic, Inc.(a)	10,325	793,063
Cohu, Inc.	57,617	1,288,892
Diodes, Inc.(a)(b)	24,800	1,280,672
KLA Corporation	7,590	1,257,967
Kulicke & Soffa Industries, Inc.	52,270	1,353,270
Lam Research Corporation(b)	5,570	1,661,030
Silicon Motion Technology Corporation - ADR	20,940	960,937
SolarEdge Technologies, Inc.(a)(b)	14,765	1,444,903
		12,053,640
Software - 13.97%
Citrix Systems, Inc.	12,595	1,526,766
Fortinet, Inc.(a)	16,000	1,845,760
HubSpot, Inc.(a)(b)	2,095	379,069
Paylocity Holding Corporation(a)(b)	5,855	830,766
Verint Systems, Inc.(a)	14,335	831,430
Workiva, Inc.(a)	6,000	272,940
		5,686,731
Technology Hardware, Storage & Peripherals - 11.26%
Apple, Inc.	8,005	2,477,628
NetApp, Inc.(b)	21,945	1,171,863
Seagate Technology plc	16,355	932,071
		4,581,562

TOTAL COMMON STOCKS (Cost $22,394,401)		39,761,068

Black Oak Emerging Technology Fund

Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 23.74%	Shares or Principal ($)	Fair Value
MONEY MARKET FUNDS - 0.04%
Fidelity Investments Money Market Government Portfolio - Class I, 1.46% (c)	15,184	$15,184

REPURCHASE AGREEMENTS - 2.33%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $812,477 and a collateral value of $965,308.	946,363	946,363

COLLATERAL FOR SECURITIES LOANED - 21.37%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	8,695,856	8,695,856

TOTAL SHORT-TERM INVESTMENTS (Cost $9,657,403)		9,657,403

TOTAL INVESTMENTS- 121.44% (Cost $32,051,804)		49,418,471

Liabilities in Excess of Other Assets - (21.44)%		(8,723,417)

NET ASSETS - 100.00%		$40,695,054

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,275,646.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund

Schedule of Investments

As of January 31, 2020 (Unaudited)

COMMON STOCKS - 98.70%	Shares	Fair Value
HEALTH CARE - 98.70%
Biotechnology - 17.25%
Amgen, Inc.	11,560	$2,497,538
Biogen, Inc.(a)	10,850	2,917,022
Eagle Pharmaceuticals, Inc.(a)(b)	9,380	504,832
Gilead Sciences, Inc.	36,285	2,293,212
United Therapeutics Corporation(a)	5,885	574,788
		8,787,392
Health Care Equipment & Supplies - 13.38%
Alcon, Inc.(a)(b)	28,995	1,708,965
Medtronic plc	23,071	2,663,316
Stryker Corporation	6,060	1,276,842
Zimmer Biomet Holdings, Inc.	7,910	1,169,889
		6,819,012
Health Care Providers & Services - 24.53%
Cardinal Health, Inc.	58,800	3,011,148
Cigna Corporation	15,148	2,914,172
CVS Health Corp.	18,480	1,253,314
McKesson Corporation	14,206	2,025,918
Quest Diagnostics, Inc.	10,545	1,167,015
UnitedHealth Group, Inc.	7,800	2,125,110
		12,496,677
Life Sciences Tools & Services - 11.37%
Charles River Laboratories International, Inc.(a)	14,165	2,189,626
Illumina, Inc.(a)	4,040	1,171,883
Waters Corporation(a)(b)	10,880	2,434,835
		5,796,344
Pharmaceuticals - 32.17%
Allergan plc	6,200	1,157,168
Bristol-Myers Squibb Company	24,315	1,530,629
GlaxoSmithKline plc – ADR(b)	62,505	2,925,234
Johnson & Johnson	7,688	1,144,513
Merck & Company, Inc.	18,800	1,606,272
Mylan N.V.(a)	24,825	531,752
Novartis AG - ADR	14,600	1,379,846
Novo Nordisk A/S - ADR(b)	40,110	2,439,891

Live Oak Health Sciences Fund

Schedule of Investments (Continued)

COMMON STOCKS - 98.70% (Continued)	Shares or Principal ($)	Fair Value
HEALTH CARE - 98.70% (Continued)
Pharmaceuticals - 32.17% (Continued)
Pfizer, Inc.	37,370	$1,391,659
Sanofi - ADR	47,327	2,284,474
		16,391,438

TOTAL COMMON STOCKS (Cost $35,527,497)		50,290,863

RIGHTS - 0.17%
Bristol-Myers Squibb Company, Expiring 3/31/21	24,315	84,616

TOTAL RIGHTS (Cost $54,952)		84,616

SHORT-TERM INVESTMENTS - 16.38%
REPURCHASE AGREEMENTS - 1.10%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 1.28%, dated 1/31/20 and maturing 2/3/20, collateralized by U.S. Treasury Securities with rates of 1.25% and maturity dates of 7/15/2020 with a par value of $483,178 and a collateral value of $574,066.	562,800	562,800

COLLATERAL FOR SECURITIES LOANED - 15.28%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77%(c)	7,783,665	7,783,665

TOTAL SHORT-TERM INVESTMENTS (Cost $8,346,465)		8,346,465

TOTAL INVESTMENTS- 115.25% (Cost $43,928,914)		58,721,944

Liabilities in Excess of Other Assets - (15.25)%		(7,768,993)

NET ASSETS - 100.00%		$50,952,951

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,534,640.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments

As of January 31, 2020 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. accounting principals generally accepted (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, all Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of January 31, 2020:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$21,646,076	$22,910,917
Pin Oak Equity Fund	30,454,633	32,008,754
Rock Oak Core Growth Fund	3,260,415	3,395,619
River Oak Discovery Fund	1,342,290	1,407,273
Red Oak Technology Select Fund	69,657,358	72,893,372
Black Oak Emerging Technology Fund	8,275,646	8,695,856
Live Oak Health Sciences Fund	7,534,640	7,783,665

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At January 31, 2020, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$252,607,124	$126,533,326	$(5,193,665)	$121,339,661
Pin Oak Equity Fund	185,965,681	76,649,362	(1,860,392)	74,788,970
Rock Oak Core Growth Fund	11,761,418	2,720,133	(104,439)	2,615,694
River Oak Discovery Fund	11,156,212	3,482,174	(209,822)	3,272,352
Red Oak Technology Select Fund	453,687,047	283,240,148	(4,038,058)	279,202,090
Black Oak Emerging Technology Fund	31,877,474	17,650,239	(109,242)	17,540,997
Live Oak Health Sciences Fund	44,201,390	15,365,301	(844,747)	14,520,554

As of January 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$349,649,700	$-	$-	$349,649,700
Short Term Investments
Money Market Funds	1,155,484	-	-	1,155,484
Repurchase Agreements	-	230,684	-	230,684
Collateral for Securities Loaned*	-	-	-	22,910,917
Total	$350,805,184	$230,684	$-	$373,946,785

PIN OAK EQUITY FUND
Common Stocks	$226,475,066	$-	$-	$226,475,066
Short Term Investments
Repurchase Agreements	-	2,270,831	-	2,270,831
Collateral for Securities Loaned*	-	-	-	32,008,754
Total	$226,475,066	$2,270,831	$-	$260,754,651

ROCK OAK CORE GROWTH FUND
Common Stocks	$10,769,236	$-	$-	$10,769,236
Short Term Investments
Repurchase Agreements	-	212,257	-	212,257
Collateral for Securities Loaned*	-	-	-	3,395,619
Total	$10,769,236	$212,257	$-	$14,377,112

RIVER OAK DISCOVERY FUND
Common Stocks	$12,774,024	$-	$-	$12,774,024
Short Term Investments
Repurchase Agreements	-	247,267	-	247,267
Collateral for Securities Loaned*	-	-	-	1,407,273
Total	$12,774,024	$247,267	$-	$14,428,564

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$659,793,770	$-	$-	$659,793,770
Short Term Investments	-
Repurchase Agreements	-	201,995	-	201,995
Collateral for Securities Loaned*	-	-	-	72,893,372
Total	$659,793,770	$201,995	$-	$732,889,137

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$39,761,068	$-	$-	$39,761,068
Short Term Investments
Money Market Funds	15,184	-	-	15,184
Repurchase Agreements		946,363	-	946,363
Collateral for Securities Loaned*	-	-	-	8,695,856
Total	$39,776,252	$946,363	$-	$49,418,471

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$50,290,863	$-	$-	$50,290,863
Rights	84,616	-	-	84,616
Short Term Investments
Repurchase Agreements	-	562,800	-	562,800
Collateral for Securities Loaned*	-	-	-	7,783,665
Total	$50,375,479	$562,800	$-	$58,721,944

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.